Loans, net - Summary of Expected Credit Losses by Economic Sector for Indirect Loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss
Indirect Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	4,611,931	4,101,977
Expected credit loss	S/ 57,723	S/ 39,694
Percentage expected credit loss	1.30%	1.00%
Indirect Loans [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4,042,757	S/ 3,849,152
Expected credit loss	S/ 15,741	S/ 16,367
Percentage expected credit loss	0.40%	0.40%
Indirect Loans [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 539,112	S/ 222,418
Expected credit loss	S/ 18,945	S/ 4,720
Percentage expected credit loss	3.50%	2.10%
Indirect Loans [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 30,062	S/ 30,407
Expected credit loss	S/ 23,037	S/ 18,607
Percentage expected credit loss	76.60%	61.20%
Indirect Loans [Member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 221,019	S/ 300,700
Expected credit loss	S/ 1,225	S/ 496
Percentage expected credit loss	0.60%	0.20%
Indirect Loans [Member] | Commerce [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 189,119	S/ 290,604
Expected credit loss	S/ 502	S/ 290
Percentage expected credit loss	0.30%	0.10%
Indirect Loans [Member] | Commerce [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 31,163	S/ 9,595
Expected credit loss	S/ 440	S/ 146
Percentage expected credit loss	1.40%	1.50%
Indirect Loans [Member] | Commerce [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 737	S/ 501
Expected credit loss	S/ 283	S/ 60
Percentage expected credit loss	38.40%	12.00%
Indirect Loans [Member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 246,481	S/ 390,692
Expected credit loss	S/ 581	S/ 300
Percentage expected credit loss	0.20%	0.10%
Indirect Loans [Member] | Manufacturing [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 238,672	S/ 386,998
Expected credit loss	S/ 481	S/ 190
Percentage expected credit loss	0.20%	0.00%
Indirect Loans [Member] | Manufacturing [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 7,790	S/ 3,343
Expected credit loss	S/ 87	S/ 51
Percentage expected credit loss	1.10%	1.50%
Indirect Loans [Member] | Manufacturing [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 19	S/ 351
Expected credit loss	S/ 13	S/ 59
Percentage expected credit loss	68.40%	16.80%
Indirect Loans [Member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 915,923	S/ 773,487
Expected credit loss	S/ 4,647	S/ 2,369
Percentage expected credit loss	0.50%	0.30%
Indirect Loans [Member] | Professional Scientific and Technical Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 891,772	S/ 724,084
Expected credit loss	S/ 3,656	S/ 1,294
Percentage expected credit loss	0.40%	0.20%
Indirect Loans [Member] | Professional Scientific and Technical Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 21,881	S/ 46,642
Expected credit loss	S/ 477	S/ 743
Percentage expected credit loss	2.20%	1.60%
Indirect Loans [Member] | Professional Scientific and Technical Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 2,270	S/ 2,761
Expected credit loss	S/ 514	S/ 332
Percentage expected credit loss	22.60%	12.00%
Indirect Loans [Member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 747,694	S/ 714,229
Expected credit loss	S/ 1,364	S/ 479
Percentage expected credit loss	0.20%	0.10%
Indirect Loans [Member] | Communications Storage And Transportation [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 603,710	S/ 712,870
Expected credit loss	S/ 1,004	S/ 437
Percentage expected credit loss	0.20%	0.10%
Indirect Loans [Member] | Communications Storage And Transportation [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 143,854	S/ 1,359
Expected credit loss	S/ 274	S/ 42
Percentage expected credit loss	0.20%	3.10%
Indirect Loans [Member] | Communications Storage And Transportation [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 130
Expected credit loss	S/ 86
Percentage expected credit loss	66.20%
Indirect Loans [Member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 20,700	S/ 29,702
Expected credit loss	S/ 73	S/ 67
Percentage expected credit loss	0.40%	0.20%
Indirect Loans [Member] | Agriculture [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 20,679	S/ 29,293
Expected credit loss	S/ 72	S/ 60
Percentage expected credit loss	0.30%	0.20%
Indirect Loans [Member] | Agriculture [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 21	S/ 409
Expected credit loss	S/ 1	S/ 7
Percentage expected credit loss	4.80%	1.70%
Indirect Loans [Member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 160,798	S/ 142,634
Expected credit loss	S/ 306	S/ 259
Percentage expected credit loss	0.20%	0.20%
Indirect Loans [Member] | Electricity Gas Water And Oil [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 152,812	S/ 142,618
Expected credit loss	S/ 244	S/ 259
Percentage expected credit loss	0.20%	0.20%
Indirect Loans [Member] | Electricity Gas Water And Oil [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 7,986	S/ 16
Expected credit loss	S/ 62	S/ 0
Percentage expected credit loss	0.80%	0.00%
Indirect Loans [Member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 105,503	S/ 105,868
Expected credit loss	S/ 1,879	S/ 992
Percentage expected credit loss	1.80%	0.90%
Indirect Loans [Member] | Leaseholds and Real Estate Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 81,405	S/ 103,492
Expected credit loss	S/ 1,521	S/ 948
Percentage expected credit loss	1.90%	0.90%
Indirect Loans [Member] | Leaseholds and Real Estate Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 24,098	S/ 2,376
Expected credit loss	S/ 358	S/ 44
Percentage expected credit loss	1.50%	1.90%
Indirect Loans [Member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 971,394	S/ 830,099
Expected credit loss	S/ 33,384	S/ 30,556
Percentage expected credit loss	3.40%	3.70%
Indirect Loans [Member] | Construction And Infrastructure [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 750,220	S/ 739,845
Expected credit loss	S/ 6,486	S/ 10,099
Percentage expected credit loss	0.90%	1.40%
Indirect Loans [Member] | Construction And Infrastructure [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 194,386	S/ 63,460
Expected credit loss	S/ 4,837	S/ 2,301
Percentage expected credit loss	2.50%	3.60%
Indirect Loans [Member] | Construction And Infrastructure [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 26,788	S/ 26,794
Expected credit loss	S/ 22,061	S/ 18,156
Percentage expected credit loss	82.40%	67.80%
Indirect Loans [Member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,222,419	S/ 814,566
Expected credit loss	S/ 14,264	S/ 4,176
Percentage expected credit loss	1.20%	0.50%
Indirect Loans [Member] | Others [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,114,368	S/ 719,348
Expected credit loss	S/ 1,775	S/ 2,790
Percentage expected credit loss	0.20%	0.40%
Indirect Loans [Member] | Others [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 107,933	S/ 95,218
Expected credit loss	S/ 12,409	S/ 1,386
Percentage expected credit loss	11.50%	1.50%
Indirect Loans [Member] | Others [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 118
Expected credit loss	S/ 80
Percentage expected credit loss	67.80%